INCOME TAX	4 Months Ended
Dec. 31, 2020
ROMAN DBDR TECH ACQUISITION CORP.
INCOME TAX

NOTE 10. INCOME TAX

The Company’s net deferred tax liability at December 31, 2020 is as follows:

December 31,
2020
Deferred tax asset (liability)
Organizational/Start-up costs	$24,416
Net operating loss carryforward	10,449
Unrealized gain on marketable securities	(193)
Total deferred tax assets, net	34,672
Valuation Allowance	(34,672)
Deferred tax liability, net of valuation allowance	$—

The income tax provision for the period from August 21, 2020 (inception) through December 31, 2020 consists of the following:

December 31,
2020
Federal
Current	$—
Deferred	(34,672)
State and Local
Current	—
Deferred	—
Change in valuation allowance	34,672
Income tax provision	$—

As of December 31, 2020, the Company had $49,757 U.S. federal net operating loss carryover available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from August 21, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $34,672.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

December 31,
2020
Statutory federal income tax rate	21.0%
Warrant issuance costs	(2.8)%
Expenses related to warrants	(2.6)%
Change in fair value of warrant liability	(15.0)%
Change in valuation allowance	(0.6)%
Income tax provision	(0.0)%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company's tax returns since inception remain open to examination by the taxing authorities.